INCOME TAXES (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense:
Foreign	$ 13,167	$ 13,504	$ 2,232
Deferred tax expense (benefit):
Local	21,550	2,518	8,481
Foreign	(9,215)	(14,998)	(5,314)
Income tax expense	$ 25,502	$ 1,024	$ 5,399